Revenue from contracts with customers (Tables)	12 Months Ended
Jun. 30, 2021
Revenue from contracts with customers
Schedule of revenue derived from principal activity

	2021	2020	2019
	£’000	£’000	£’000
Sponsorship	140,209	182,709	173,010
Retail, merchandising, apparel & products licensing revenue	91,996	96,335	102,083
Commercial	232,205	279,044	275,093
Domestic competitions	174,683	115,415	148,018
European competitions	73,827	16,836	83,138
Other	6,305	7,952	10,054
Broadcasting	254,815	140,203	241,210
Matchday	7,097	89,794	110,819
	494,117	509,041	627,122

Schedule of revenue derived from entities accounting for more than 10% of revenue

	2021	2020	2019
	£’000	£’000	£’000
Customer A	177,160	118,069	150,959
Customer B	77,426	77,852	78,813
Customer C	73,827	<10%	83,138
Customer D	<10%	52,269	<10%

Schedule of assets and liabilities related to contracts with customers

Current contract
assets — accrued
revenue
£’000
At 1 July 2019	39,532
Recognized in revenue during the year	44,383
Cash received/amounts invoiced during the year	(37,949)
At 30 June 2020	45,966
Recognized in revenue during the year	39,037
Cash received/amounts invoiced during the year	(43,973)
Loss allowance	(486)
At 30 June 2021	40,544

	Current contract	Non-current	Total contract
	liabilities –	contract liabilities –	liabilities –
	deferred revenue	deferred revenue	deferred revenue
	£’000	£’000	£’000
At 1 July 2019	(190,146)	(33,354)	(223,500)
Recognized in revenue during the year	183,186	—	183,186
Cash received/amounts invoiced during the year	(150,019)	—	(150,019)
Reclassified during the year	(14,595)	14,595	—
At 30 June 2020	(171,574)	(18,759)	(190,333)
Recognized in revenue during the year	135,560	—	135,560
Cash received/amounts invoiced during the year	(86,153)	—	(86,153)
Reclassified during the year	4,183	(4,183)	—
At 30 June 2021	(117,984)	(22,942)	(140,926)